Condensed Consolidated Statements of Changes in Equity - USD ($)	Total	Ordinary Shares	Capital Surplus	Capital Surplus Ordinary Shares	Capital Surplus Share Options Reserve	Accumulated Deficits	Unrealized Valuation Loss on Financial Assets at Fair Value Through Other Comprehensive Income
Beginning balance at Dec. 31, 2017	$ 35,513,436	$ 41,514,016	$ 84,282,681	$ 78,384,290	$ 5,898,391	$ (90,283,261)
Beginning balance, share at Dec. 31, 2017		130,128,940
Issuance of ordinary shares for cash	42,180,000	$ 10,073,977	32,106,023	32,106,023
Issuance of ordinary shares for cash, share		30,000,000
Transaction costs attributable to issue of new ordinary shares	(5,388,866)		(5,388,866)	(5,388,866)
Issue of ordinary shares under employee share option plan	48,000	$ 39,226	8,774	41,915	(33,141)
Issue of ordinary shares under employee share option plan, share		120,000
Recognition of employee share options by the Company	420,044		420,044		420,044
Net loss	(30,993,757)					(30,993,757)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(30,993,757)					(30,993,757)
Ending balance at Sep. 30, 2018	41,778,857	$ 51,627,219	111,428,656	105,143,362	6,285,294	(121,277,018)
Ending balance, share at Sep. 30, 2018		160,248,940
Beginning balance at Dec. 31, 2017	35,513,436	$ 41,514,016	84,282,681	78,384,290	5,898,391	(90,283,261)
Beginning balance, share at Dec. 31, 2017		130,128,940
Net loss	(42,185,597)
Ending balance at Dec. 31, 2018	30,618,033	$ 51,627,219	111,459,672	105,143,362	6,316,310	(132,468,858)
Ending balance, share at Dec. 31, 2018		160,248,940
Recognition of employee share options by the Company	42,511		42,511		42,511
Net loss	(17,460,159)					(17,460,159)
Other comprehensive loss for the nine months ended September 30, 2019, net of income tax	(9,046)						$ (9,046)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(17,469,205)					(17,460,159)	(9,046)
Ending balance at Sep. 30, 2019	$ 13,191,339	$ 51,627,219	$ 111,502,183	$ 105,143,362	$ 6,358,821	$ (149,929,017)	$ (9,046)
Ending balance, share at Sep. 30, 2019		160,248,940